INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]

	Year Ended December 31,
	2022	2021
(Loss) earnings before tax	($61,404)	$25,250
Combined statutory tax rate	27%	27%
Income tax (recovery) expense computed at statutory tax rate	(16,579)	6,818
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	1,052	4,962
Impact of foreign exchange on deferred income tax assets and liabilities	(20,238)	(1,419)
Change in unrecognized deferred income tax asset	2,097	14,100
7.5% mining royalty in Mexico	11,345	13,389
Other non-deductible expenses	16,941	15,491
Impact of inflationary adjustments	(18,015)	(13,504)
Change in tax provision estimates	(2,127)	(945)
Impact of divestitures and restructurings	—	102
Value of losses forgone due to tax settlement	55,657	—
Tax settlement	24,033	—
Other	(1,294)	(8,821)
Income tax expense	$52,872	$30,173

Statements of Earnings Presentation
Current income tax expense	$56,250	$49,283
Deferred income tax recovery	(3,378)	(19,110)
Income tax expense	$52,872	$30,173
Effective tax rate	(86%)	119%

Disclosure of detailed information about tax receivables and payables [Table Text Block]

	Year Ended December 31,
	2022	2021
Current income tax payable	$18,240	$27,980
Non-current income tax payable	20,605	21,812
	$38,845	$49,792

Disclosure of detailed information about deferred taxes [Table Text Block]

Deferred tax assets	Losses	Provisions	Deferred tax asset not recognized	Other	Total
At December 31, 2020	$147,799	$25,276	($88,716)	$9,301	$93,660
Benefit (expense) to statement of earnings	29,196	16,467	(12,891)	4,667	37,439
Acquired from Jerritt Canyon	10,275	—	—	2,801	13,076
At December 31, 2021	$187,270	$41,743	($101,607)	$16,769	$144,175
(Expense) benefit to statement of earnings	(5,451)	3,217	(5,449)	1,082	(6,601)
Charge to equity				(1,458)	(1,458)
Re-class to liabilities held-for-sale	($34,189)	($2,283)	$36,340	($399)	(531)
At December 31, 2022	$147,630	$42,677	($70,716)	$15,994	$135,585

Deferred tax liabilities		Property, plant and equipment and mining interests	Effect of Mexican tax deconsolidation	Other	Total
At December 31, 2020		$56,884	$2,071	$13,790	$72,745
Expense to statement of earnings		12,186	84	6,059	18,329
Reclassed to current income taxes payable		—	(1,549)	—	(1,549)
Acquired from Jerritt Canyon		123,578	—	—	123,578
Benefit to equity		—	—	9,843	9,843
Translation and other		—	—	(2,192)	(2,192)
At December 31, 2021		$192,648	$606	$27,500	$220,754
Benefit to statement of earnings		(4,884)		(5,095)	(9,979)
Reclassed to current income taxes payable			(606)		(606)
Translation and other				(393)	(393)
Re-class to liabilities held-for-sale		($8,773)		($12)	(8,785)
At December 31, 2022		$178,991	$—	$22,000	$200,991

Statements of Financial Position Presentation
Deferred tax assets					$74,257
Deferred tax liabilities					150,836
At December 31, 2021					$76,579
Deferred tax assets					$57,062
Deferred tax liabilities					122,468
At December 31, 2022					$65,406

Disclosure of detailed information about deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets [Table Text Block]

	Year Ended December 31,
	2022	2021
Non-capital losses	$277,067	$239,175
Capital losses	26,592	10,619
Accrued expenses	888	78,754
Mineral properties, plant and equipment	45,264	44,300
Other	30,769	17,578
	$380,580	$390,426

Disclosure of detailed information about deferred tax assets expiration [Table Text Block]

Year of expiry	Canadian non-capital losses	US non-capital losses	Mexican non-capital losses	December 31, 2022	December 31, 2021
2023	$—	$—	$2,298	$2,298	$2,052
2024	—	—	31,322	31,322	37,355
2025	—	—	21,785	21,785	41,286
2026	—	—	4,158	4,158	108,513
2027	—	—	12,739	12,739	11,579
2028	—	—	49,174	49,174	55,852
2029	—	—	82,358	82,358	75,381
2030	—	—	74,040	74,040	153,152
2031	—	—	73,648	73,648	57,889
2032 and after	19,954	14,334	80,114	114,402	25,447
No expiry	—	161,662	—	161,662	66,578
Total	$19,954	$175,996	$431,636	$627,586	$635,084
Unrecognized losses	$19,954	$—	$257,113	$277,067	$254,293